UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-4182

Name of Fund:  Merrill Lynch International Value Fund of Mercury Funds II

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, Merrill Lynch International Value Fund of Mercury Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Merrill Lynch International Value Fund

Schedule of Investments as of September 30, 2005                                                                (in U.S. dollars)
                                                      Shares
Country             Industry                            Held  Common Stocks                                                 Value
Australia - 2.0%    Commercial Banks - 1.0%          792,307  Australia & New Zealand Banking Group Ltd.          $    14,521,090

                    Oil, Gas & Consumable            578,010  Santos Ltd.                                               5,521,882
                    Fuels - 0.4%

                    Real Estate - 0.6%             3,373,000  Multiplex Group                                           7,856,166

                                                              Total Common Stocks in Australia                         27,899,138


Belgium - 1.7%      Diversified                      565,249  Belgacom SA                                              19,224,859
                    Telecommunication
                    Services - 1.4%

                    Leisure Equipment &              185,284  AGFA-Gevaert NV                                           4,478,912
                    Products - 0.3%

                                                              Total Common Stocks in Belgium                           23,703,771


Finland - 2.5%      Electric Utilities - 2.5%      1,767,308  Fortum Oyj                                               35,583,526

                                                              Total Common Stocks in Finland                           35,583,526


France - 12.6%      Automobiles - 1.4%               282,035  Peugeot SA                                               19,211,962

                    Commercial Banks - 3.5%          351,121  BNP Paribas                                              26,775,500
                                                     745,525  Credit Agricole SA                                       21,931,700
                                                                                                                  ---------------
                                                                                                                       48,707,200

                    Construction &                   198,396  Vinci SA                                                 17,138,364
                    Engineering - 1.2%

                    Food & Staples                   522,988  Carrefour SA                                             24,137,035
                    Retailing - 1.7%

                    Metals & Mining - 1.5%           938,094  Arcelor                                                  22,009,463

                    Oil, Gas & Consumable            169,149  Total SA                                                 46,313,417
                    Fuels - 3.3%

                                                              Total Common Stocks in France                           177,517,441


Germany - 10.8%     Air Freight &                  1,294,218  Deutsche Post AG                                         30,364,807
                    Logistics - 2.2%

                    Commercial Banks - 1.5%          397,472  Deutsche Postbank AG                                     21,808,894

                    Electric Utilities - 2.1%        319,352  E.ON AG                                                  29,427,527

                    Insurance - 2.6%                 267,450  Allianz AG Registered Shares                             36,224,073

                    Multi-Utilities - 2.5%           527,269  RWE AG                                                   34,995,308

                                                              Total Common Stocks in Germany                          152,820,609


Hungary - 0.6%      Oil, Gas & Consumable             80,934  Mol Magyar Olaj- es Gazipari Rt.                          8,978,942
                    Fuels - 0.6%

                                                              Total Common Stocks in Hungary                            8,978,942


Italy - 7.0%        Commercial Banks - 3.2%        3,113,010  Capitalia SpA                                            17,077,023
                                                   4,788,044  UniCredito Italiano SpA                                  27,073,926
                                                                                                                  ---------------
                                                                                                                       44,150,949

                    Electric Utilities - 1.6%      2,662,087  Enel SpA                                                 22,999,548

                    Oil, Gas & Consumable          1,062,725  ENI SpA                                                  31,660,218
                    Fuels - 2.2%

                                                              Total Common Stocks in Italy                             98,810,715


Japan - 25.2%       Automobiles - 5.2%               391,800  Honda Motor Co., Ltd.                                    22,193,012
                                                   1,223,600  Nissan Motor Co., Ltd.                                   13,991,403
                                                     795,200  Toyota Motor Corp.                                       36,483,501
                                                                                                                  ---------------
                                                                                                                       72,667,916

                    Beverages - 1.9%               2,108,600  Asahi Breweries Ltd.                                     26,734,235

                    Capital Markets - 1.9%         2,333,000  Mitsubishi UFJ Securities Co.                            26,100,618

                    Commercial Banks - 5.5%            4,100  Mitsubishi Tokyo Financial Group, Inc.                   53,899,771
                                                       2,569  Sumitomo Mitsui Financial Group, Inc.                    24,252,956
                                                                                                                  ---------------
                                                                                                                       78,152,727

                    Commercial Services &            663,000  Toppan Printing Co., Ltd.                                 7,002,038
                    Supplies - 0.5%

                    Consumer Finance - 1.7%          313,600  Takefuji Corp.                                           24,487,030

                    Household Durables - 1.1%      1,294,000  Sekisui House Ltd.                                       15,881,013

                    Leisure Equipment &              644,800  Namco Bandai Holdings, Inc.                              10,752,356
                    Products - 1.7%                  796,800  Yamaha Corp.                                             13,814,293
                                                                                                                  ---------------
                                                                                                                       24,566,649

                    Office Electronics - 1.0%        267,000  Canon, Inc.                                              14,440,709

                    Pharmaceuticals - 1.9%           452,800  Takeda Pharmaceutical Co., Ltd.                          27,006,600

                    Wireless Telecommunication         1,971  KDDI Corp.                                               11,129,698
                    Services - 2.8%                   15,670  NTT DoCoMo, Inc.                                         27,927,828
                                                                                                                  ---------------
                                                                                                                       39,057,526

                                                              Total Common Stocks in Japan                            356,097,061


Netherlands - 2.4%  Diversified Financial            583,367  ING Groep NV CVA                                         17,428,637
                    Services - 1.2%

                    Food & Staples                 1,913,938  Koninklijke Ahold NV (d)                                 14,514,389
                    Retailing - 1.2%                 285,540  Koninklijke Ahold NV (a)(b)(d)                            2,058,886
                                                                                                                  ---------------
                                                                                                                       16,573,275

                                                              Total Common Stocks in the Netherlands                   34,001,912


Norway - 3.4%       Diversified                    2,000,260  Telenor ASA                                              17,935,290
                    Telecommunication
                    Services - 1.3%

                    Oil, Gas & Consumable          1,204,128  Statoil ASA                                              29,991,080
                    Fuels - 2.1%

                                                              Total Common Stocks in Norway                            47,926,370


Portugal - 1.2%     Electric Utilities - 1.2%      5,906,139  Energias de Portugal SA                                  16,520,071

                                                              Total Common Stocks in Portugal                          16,520,071


Singapore - 1.6%    Commercial Banks - 1.0%        1,418,000  DBS Group Holdings Ltd.                                  13,260,965

                    Marine - 0.6%                  4,747,000  Neptune Orient Lines Ltd.                                 8,653,898

                                                              Total Common Stocks in Singapore                         21,914,863


South Korea - 1.9%  Diversified                      558,604  KT Corp. (a)                                             12,568,590
                    Telecommunication
                    Services - 0.9%

                    Semiconductors &                  48,604  Samsung Electronics Co., Ltd. (a)                        13,720,190
                    Semiconductor
                    Equipment - 1.0%

                                                              Total Common Stocks in South Korea                       26,288,780


Spain - 2.4%        Oil, Gas & Consumable          1,021,254  Repsol YPF SA                                            33,195,095
                    Fuels - 2.4%

                                                              Total Common Stocks in Spain                             33,195,095


Sweden - 1.7%       Diversified Financial          1,533,734  Investor AB                                              23,910,182
                    Services - 1.7%

                                                              Total Common Stocks in Sweden                            23,910,182


Switzerland - 4.1%  Capital Markets - 1.9%           614,875  Credit Suisse Group                                      27,327,778

                    Chemicals - 1.0%                 952,199  Clariant AG                                              13,737,368

                    Construction Materials - 1.2%    260,780  Holcim Ltd.                                              17,385,333

                                                              Total Common Stocks in Switzerland                       58,450,479


Taiwan - 0.6%       Computers &                    7,370,520  Lite-On Technology Corp.                                  8,228,828
                    Peripherals - 0.6%

                                                              Total Common Stocks in Taiwan                             8,228,828


United              Aerospace & Defense - 2.0%     4,739,867  BAE Systems Plc                                          28,803,459
Kingdom - 18.6%
                    Commercial Banks - 8.1%        2,311,139  Barclays Plc                                             23,427,850
                                                   2,299,563  HBOS Plc                                                 34,721,668
                                                   2,388,079  Lloyds TSB Group Plc                                     19,729,556
                                                   1,293,152  Royal Bank of Scotland Group Plc                         36,809,284
                                                                                                                  ---------------
                                                                                                                      114,688,358

                    Food & Staples                 1,224,663  Boots Group Plc                                          13,183,445
                    Retailing - 0.9%

                    Food Products - 1.1%           1,548,733  Cadbury Schweppes Plc                                    15,671,997

                    Insurance - 2.2%               3,374,253  Prudential Plc                                           30,712,471

                    Specialty Retail - 1.4%        4,354,353  Kesa Electricals Plc                                     19,662,608

                    Transportation                 1,533,005  BAA Plc                                                  16,923,099
                    Infrastructure - 1.2%

                    Wireless Telecommunication     8,982,511  Vodafone Group Plc                                       23,439,133
                    Services - 1.7%

                                                              Total Common Stocks in the United Kingdom               263,084,570

                                                              Total Common Stocks
                                                              (Cost - $1,159,738,927) - 100.3%                      1,414,932,353


                                                  Beneficial
                                                    Interest  Other Interests (e)
United              Electric Utilities - 0.0%     $   70,000  British Energy Plc Deferred Shares                                0
Kingdom - 0.0%

                                                              Total Other Interests
                                                              (Cost - $0) - 0.0%                                                0


                                                              Short-Term Securities
                                               $  23,452,980  Merrill Lynch Liquidity Series,
                                                              LLC Cash Sweep Series I (c)                              23,452,980


                                                        Face
                                                      Amount
Time Deposits                                  $   3,136,934  Brown Brothers Harriman & Co.,
                                                              3.31% due 10/03/2005                                      3,136,934

                                                              Total Short-Term Securities
                                                              (Cost - $26,589,914) - 1.9%                              26,589,914

                                                              Total Investments
                                                              (Cost - $1,186,328,841*) - 102.2%                     1,441,522,267
                                                              Liabilities in Excess of Other Assets - (2.2%)         (30,342,392)
                                                                                                                  ---------------
                                                              Net Assets - 100.0%                                 $ 1,411,179,875
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   1,204,365,455
                                                  =================
    Gross unrealized appreciation                 $     259,503,655
    Gross unrealized depreciation                      (22,346,843)
                                                  -----------------
    Net unrealized appreciation                   $     237,156,812
                                                  =================

(a) Depositary receipts.

(b) Restricted security as to resale, representing .15% of net assets were as follows:

                              Acquisition
    Issue                         Date            Cost              Value

    Koninklijke Ahold NV*     12/11/2003     $  1,696,449      $  2,058,886

    * Depositary receipts.


(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net          Interest
    Affiliate                                     Activity        Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                $   12,348,584     $   32,496
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                $ (15,525,000)     $    4,791


(d) Non-income producing security.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch International Value Fund of Mercury Funds II


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date: November 17, 2005


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date: November 17, 2005